ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Mar. 31, 2024
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. [Member]
Date of Incorporation	April 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Fujian Happiness
Principal Activities	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. [Member]
Date of Incorporation	May 19, 1998
Place of Incorporation	PRC
Registered Capital	RMB 2,000,000
% of Ownership	100% by Fujian Happiness
Principal Activities	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.("Shennong") [Member]
Date of Incorporation	December 10, 2012
Place of Incorporation	PRC
Registered Capital	RMB 51,110,000
% of Ownership	70% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. ("Hekangyuan") [Member]
Date of Incorporation	October 13, 2017
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd. [Member]
Date of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Happiness Shunchang
Principal Activities	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. ("Happy Buy") [Member]
Date of Incorporation	July 16, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD [Member]
Date of Incorporation	August 10, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") [Member]
Date of Incorporation	November 19, 2004
Place of Incorporation	PRC
Registered Capital	RMB 100,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements
Shunchang Haiwushuo Brand Management Co., Ltd. ("Shunchang Haiwushuo") [Member]
Date of Incorporation	September 2, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service, online sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. ("Hangzhou Taochejun") [Member]
Date of Incorporation	July 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. [Member]
Date of Incorporation	July 13, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales.
Taochejun (Hainan) New Energy Technology Co., Ltd. [Member]
Date of Incorporation	June 15, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., ltd [Member]
Date of Incorporation	April 27, 2021
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	61% by Happiness Shunchang
Principal Activities	Automobile sales
Happiness (Shunchang) E-commerce Co. Ltd ("Happiness Shunchang") [Member]
Date of Incorporation	July 11, 2023
Place of Incorporation	PRC
Registered Capital	RMB 500,000
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment
Happiness (Fuzhou) E-commerce Co Ltd (" Happiness Fuzhou") [Member]
Date of Incorporation	June 1, 2018
Place of Incorporation	PRC
Registered Capital	US$ 10,000,000
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment